CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Total	Preferred Stock	Common stock	Additional paid-in capital	Accumulated other comprehensive income/(loss)	Deferred compensation	Deficit accumulated during development stage	Comprehensive loss
Balance at Aug. 12, 1996
Increase (Decrease) in Stockholders' Equity
Issue of common stock for cash on registered direct offering, net of expenses	$ 1,000			$ 1,000
Comprehensive loss:
Translation adjustment	(4,000)				(4,000)			(4,000)
Loss for the year	(290,000)						(290,000)	(290,000)
Comprehensive loss	(294,000)							(294,000)
Balances at Mar. 31, 1997	(293,000)			1,000	(4,000)		(290,000)
Increase (Decrease) in Stockholders' Equity
Issue of common stock for cash on registered direct offering, net of expenses	4,217,000			4,217,000
Issue of common stock for cash on registered direct offering, net of expenses (in shares)			38,111
Issue of shares for IP rights agreement, research & development agreement	262,000			262,000
Stock-based compensation				2,002,000		(2,002,000)
Amortization of deferred stock-based compensation	302,000					302,000
Comprehensive loss:
Translation adjustment	55,000				55,000			55,000
Loss for the year	(2,534,000)						(2,534,000)	(2,534,000)
Comprehensive loss	(2,479,000)							(2,479,000)
Balances at Mar. 31, 1998	2,009,000			6,482,000	51,000	(1,700,000)	(2,824,000)
Balances (in shares) at Mar. 31, 1998			38,111
Increase (Decrease) in Stockholders' Equity
Amortization of deferred stock-based compensation	406,000					406,000
Comprehensive loss:
Translation adjustment	11,000				11,000			11,000
Loss for the year	(3,964,000)						(3,964,000)	(3,964,000)
Comprehensive loss	(3,953,000)							(3,953,000)
Balances at Mar. 31, 1999	(1,538,000)			6,482,000	62,000	(1,294,000)	(6,788,000)
Balance (in shares) at Mar. 31, 1999			38,111
Increase (Decrease) in Stockholders' Equity
Issue of common stock for cash on registered direct offering, net of expenses	12,717,000			12,717,000
Issue of common stock for cash on registered direct offering, net of expenses (in shares)			76,984
Issue of shares on conversion of bridging loan and Loan Note Instrument	1,638,000			1,638,000
Issue of shares on conversion of bridging loan and Loan Note Instrument (in shares)			12,943
Issue of shares in lieu of cash bonus	164,000			164,000
Issue of shares in lieu of cash bonus (in shares)			1,294
Issue of shares for IP rights agreement, research & development agreement	409,000			409,000
Issue of common stock upon exercise of stock options	40,000			40,000
Issue of common stock upon exercise of stock options (in shares)			324
Stock-based compensation				167,000		(167,000)
Amortization of deferred stock-based compensation	433,000					433,000
Comprehensive loss:
Translation adjustment	(194,000)				(194,000)			(194,000)
Loss for the year	(5,686,000)						(5,686,000)	(5,686,000)
Comprehensive loss	(5,880,000)							(5,880,000)
Balances at Mar. 31, 2000	7,983,000			21,617,000	(132,000)	(1,028,000)	(12,474,000)
Balances (in shares) at Mar. 31, 2000			129,656
Increase (Decrease) in Stockholders' Equity
Stock-based compensation				294,000		(294,000)
Amortization of deferred stock-based compensation	275,000					275,000
Comprehensive loss:
Translation adjustment	(466,000)				(466,000)			(466,000)
Loss for the year	(10,382,000)						(10,382,000)	(10,382,000)
Comprehensive loss	(10,848,000)							(10,848,000)
Balances at Mar. 31, 2001	(2,590,000)			21,911,000	(598,000)	(1,047,000)	(22,856,000)
Balance (in shares) at Mar. 31, 2001			129,656
Increase (Decrease) in Stockholders' Equity
Issue of common stock for cash on registered direct offering, net of expenses (in shares)			779
Issue of warrants in connection with registered direct offering	1,215,000			1,215,000
Issue of shares for IP rights agreement, research & development agreement	183,000			183,000
Issue of shares for IP rights agreement, research & development agreement (in shares)			644
Issue of common stock upon exercise of stock options	106,000			106,000
Stock-based compensation				363,000		(363,000)
Amortization of deferred stock-based compensation	672,000					672,000
Comprehensive loss:
Translation adjustment	191,000				191,000			191,000
Loss for the year	(14,853,000)						(14,853,000)	(14,853,000)
Comprehensive loss	(14,662,000)							(14,662,000)
Balances at Mar. 31, 2002	(15,076,000)			23,778,000	(407,000)	(738,000)	(37,709,000)
Balances (in shares) at Mar. 31, 2002			131,079
Increase (Decrease) in Stockholders' Equity
Issue of common stock upon exercise of stock options	12,000			12,000
Stock-based compensation				(84,000)		84,000
Amortization of deferred stock-based compensation	305,000					305,000
Comprehensive loss:
Translation adjustment	(1,846,000)				(1,846,000)			(1,846,000)
Loss for the year	(15,542,000)						(15,542,000)	(15,542,000)
Comprehensive loss	(17,388,000)							(17,388,000)
Balances at Mar. 31, 2003	(32,147,000)			23,706,000	(2,253,000)	(349,000)	(53,251,000)
Balance (in shares) at Mar. 31, 2003			131,079
Increase (Decrease) in Stockholders' Equity
Issue of common stock for cash on registered direct offering, net of expenses	27,635,000			27,635,000
Issue of common stock for cash on registered direct offering, net of expenses (in shares)			215,755
Preferred stock conversions	58,148,000		1,000	58,147,000
Preferred stock conversions (in shares)			538,449
Issue of common stock upon exercise of stock options	115,000			115,000
Issue of common stock upon exercise of stock options (in shares)			936
Amortization of deferred stock-based compensation	217,000					217,000
Comprehensive loss:
Translation adjustment	(1,343,000)				(1,343,000)			(1,343,000)
Loss for the year	(14,977,000)						(14,977,000)	(14,977,000)
Comprehensive loss	(16,320,000)							(16,320,000)
Balances at Dec. 31, 2003	37,648,000		1,000	109,603,000	(3,596,000)	(132,000)	(68,228,000)
Balances (in shares) at Dec. 31, 2003			886,219
Increase (Decrease) in Stockholders' Equity
Issue of common stock for cash on registered direct offering, net of expenses	8,541,000			8,541,000
Issue of common stock for cash on registered direct offering, net of expenses (in shares)			61,510
Warrant exercise (in shares)			3,233
Stock-based compensation	(1,918,000)			(2,050,000)		132,000
Comprehensive loss:
Translation adjustment	2,424,000				2,424,000			2,424,000
Loss for the year	(22,742,000)						(22,742,000)	(22,742,000)
Comprehensive loss	(20,318,000)							(20,318,000)
Balances at Dec. 31, 2004	23,953,000		1,000	116,094,000	(1,172,000)		(90,970,000)
Balances (in shares) at Dec. 31, 2004			950,962
Comprehensive loss:
Translation adjustment	(1,786,000)				(1,786,000)			(1,786,000)
Loss for the year	(18,048,000)						(18,048,000)	(18,048,000)
Comprehensive loss	(19,834,000)							(19,834,000)
Balances at Dec. 31, 2005	4,119,000		1,000	116,094,000	(2,958,000)		(109,018,000)
Balance (in shares) at Dec. 31, 2005			950,962
Increase (Decrease) in Stockholders' Equity
Issue of common stock to certain directors and officers upon exercise of stock options, stock-based awards exercised, restricted stock units and restricted stock (in shares)			92,630
Issue of shares on conversion of bridging loan and Loan Note Instrument (in shares)			65,187
Reverse Acquisition	16,255,000	2,000		16,253,000
Reverse Acquisition (in shares)		2,046,813	281,133
Loan from Cyclacel Group plc waived	10,420,000			10,420,000
Issue of common stock and warrants for cash	42,362,000		1,000	42,361,000
Issue of common stock and warrants for cash (in shares)			918,367
Stock-based compensation	9,600,000			9,600,000
Change in unrealized loss on investment	5,000				5,000
Comprehensive loss:
Translation adjustment	416,000				416,000			416,000
Loss for the year	(29,258,000)						(29,258,000)	(29,258,000)
Comprehensive loss	(28,842,000)							(28,842,000)
Balances at Dec. 31, 2006	53,919,000	2,000	2,000	194,728,000	(2,537,000)		(138,276,000)
Balances (in shares) at Dec. 31, 2006		2,046,813	2,308,279
Increase (Decrease) in Stockholders' Equity
Issue of common stock for cash on registered direct offering, net of expenses	33,357,000		1,000	33,356,000
Issue of common stock for cash on registered direct offering, net of expenses (in shares)			607,095
Issue of warrants in connection with registered direct offering	(6,750,000)			(6,750,000)
Issue of common stock upon exercise of stock options	163,000			163,000
Issue of common stock upon exercise of stock options (in shares)			3,644
Stock-based compensation	1,733,000			1,733,000
Preferred stock dividends declared	(307,000)			(307,000)
Comprehensive loss:
Translation adjustment	(93,000)				(93,000)			(93,000)
Loss for the year	(24,053,000)						(24,053,000)	(24,053,000)
Comprehensive loss	(24,146,000)							(24,146,000)
Balances at Dec. 31, 2007	57,969,000	2,000	3,000	222,923,000	(2,630,000)		(162,329,000)
Balances (in shares) at Dec. 31, 2007		2,046,813	2,919,018
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	1,698,000			1,698,000
Preferred stock dividends declared	(1,227,000)			(1,227,000)
Comprehensive loss:
Unrealized foreign exchange on intercompany loans	(12,330,000)				(12,330,000)			(12,330,000)
Translation adjustment	14,918,000				14,918,000			14,918,000
Loss for the year	(40,386,000)						(40,386,000)	(40,386,000)
Comprehensive loss	(37,798,000)							(37,798,000)
Balances at Dec. 31, 2008	20,642,000	2,000	3,000	223,394,000	(42,000)		(202,715,000)
Balances (in shares) at Dec. 31, 2008		2,046,813	2,919,018
Increase (Decrease) in Stockholders' Equity
Warrant re-pricing	44,000			44,000
Issue of common stock for cash on registered direct offering, net of expenses	2,847,000		1,000	2,846,000
Issue of common stock for cash on registered direct offering, net of expenses (in shares)			571,429
Issue of common stock upon draw down of Committed Equity Finance Facility	1,030,000			1,030,000
Issue of common stock upon draw down of Committed Equity Finance Facility (in shares)			179,289
Issue of common stock to certain directors and officers upon exercise of stock options, stock-based awards exercised, restricted stock units and restricted stock	7,000			7,000
Issue of common stock to certain directors and officers upon exercise of stock options, stock-based awards exercised, restricted stock units and restricted stock (in shares)			7,887
Stock-based compensation	810,000			810,000
Comprehensive loss:
Unrealized foreign exchange on intercompany loans	5,651,000				5,651,000			5,651,000
Translation adjustment	(5,589,000)				(5,589,000)			(5,589,000)
Loss for the year	(19,570,000)						(19,570,000)	(19,570,000)
Comprehensive loss	(19,508,000)							(19,508,000)
Stockholders' Equity, Period Increase (Decrease)								(19,570,000)
Balances at Dec. 31, 2009	5,872,000	2,000	4,000	228,131,000	20,000		(222,285,000)
Balances (in shares) at Dec. 31, 2009		2,046,813	3,677,623
Increase (Decrease) in Stockholders' Equity
Issue of common stock for cash on registered direct offering, net of expenses	11,897,000		1,000	11,896,000
Issue of common stock for cash on registered direct offering, net of expenses (in shares)			742,857
Issue of common stock upon draw down of Committed Equity Finance Facility	4,863,000			4,863,000
Issue of common stock upon draw down of Committed Equity Finance Facility (in shares)			402,704
Warrant exercise	2,499,000			2,499,000
Warrant exercise (in shares)			374,038
Issue of common stock on private placement, net of expenses	13,980,000		1,000	13,979,000
Issue of common stock on private placement, net of expenses (in shares)			1,189,028
Issue of common stock to certain directors and officers upon exercise of stock options, stock-based awards exercised, restricted stock units and restricted stock (in shares)			29,367
Preferred stock conversions		(1,000)		3,516,000			(3,515,000)
Preferred stock conversions (in shares)		(833,671)	236,514
Issue of common stock upon exercise of stock options	77,000			77,000
Issue of common stock upon exercise of stock options (in shares)	24,902
Stock-based compensation	1,746,000			1,746,000
Comprehensive loss:
Unrealized foreign exchange on intercompany loans	(2,073,000)				(2,073,000)			(2,073,000)
Translation adjustment	2,084,000				2,084,000			2,084,000
Loss for the year	(16,021,000)						(16,021,000)	(16,021,000)
Comprehensive loss	(16,010,000)							(16,010,000)
Balances at Dec. 31, 2010	24,924,000	1,000	7,000	266,706,000	31,000		(241,821,000)
Balances (in shares) at Dec. 31, 2010		1,213,142	6,652,131
Increase (Decrease) in Stockholders' Equity
Issue of common stock for cash on registered direct offering, net of expenses	9,272,000		1,000	9,271,000
Issue of common stock for cash on registered direct offering, net of expenses (in shares)			1,088,235
Issue of common stock upon draw down of Committed Equity Finance Facility				0
Warrant exercise			0
Issue of common stock on private placement, net of expenses			0
Issue of common stock to certain directors and officers upon exercise of stock options, stock-based awards exercised, restricted stock units and restricted stock (in shares)			5,414
Preferred stock conversions			0
Issue of common stock upon exercise of stock options	3,000			3,000
Issue of common stock upon exercise of stock options (in shares)	948
Stock-based compensation	882,000			882,000
Preferred stock dividends declared	(364,000)			(364,000)
Comprehensive loss:
Unrealized foreign exchange on intercompany loans	(622,000)				(622,000)			(622,000)
Translation adjustment	648,000				648,000			648,000
Loss for the year	(15,243,000)						(15,243,000)	(15,243,000)
Comprehensive loss	(15,217,000)							(15,217,000)
Balances at Dec. 31, 2011	$ 19,500,000	$ 1,000	$ 8,000	$ 276,498,000	$ 57,000		$ (257,064,000)
Balances (in shares) at Dec. 31, 2011		1,213,142	7,745,780